Schedule of Land Use Rights (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 1	$ 13,340,419
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 2	2,054,259
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 3	(218,056)
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 4	(97,643)
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 5	13,122,363
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 6	$ 1,956,616